FINANCIAL STATEMENT DETAILS - Securitization of trade receivables (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2020	Apr. 30, 2020
FINANCIAL STATEMENT DETAILS
Receivables pledged as collateral	$ 45.9
Maximum funding		$ 75.0	$ 50.0	$ 75.0
Fees associated with the arrangement	1.2	1.7
Proceeds from receivables transferred and derecognized	415.1	451.0
Collection of securitized accounts receivable	$ 420.3	$ 400.0